Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

Class A, Class B, Class C

Supplement dated August 11, 2010, to the Prospectuses dated March 1, 2010,

as previously supplemented on April 30, 2010.

                The Wells Fargo Advantage Specialized Financial Services Fund is no longer offered and all references to that fund are hereby removed.

                Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated March 1, 2010,

as previously supplemented on May 14, 2010.

                The Wells Fargo Advantage Specialized Financial Services Fund is no longer offered and all references to that fund are hereby removed.